Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Current assets
Cash	$ 5,899	$ 34,097
Cash equivalent held in escrow	10,000	0
Bonds and money market funds	3,723	6,290
Trade and other receivables	15,218	13,023
Tax credits receivable	234	524
Income taxes receivable	152	4
Deferred tax assets	0	29
Inventories	5,281	6,066
Prepaid expenses and deposits	3,452	3,154
Derivative financial assets	21	110
Total current assets	43,980	63,297
Non-current assets
Bonds and money market funds	214	0
Property and equipment	222	1,206
Right-of-use-assets	1,036	770
Intangible assets	7,568	12,496
Deferred tax assets	49	0
Deferred financing and transaction costs	271	0
Total non-current assets	9,360	14,472
Total assets	53,340	77,769
Current liabilities
Accounts payable and accrued liabilities	24,149	28,471
Provisions	7,817	9,603
Current portion of long-term debt	3,493	7,286
Current portion of lease liabilities	383	421
Marathon Warrants	962	1,475
Income taxes payable	19	0
Deferred revenue	38	38
Total current liabilities	36,861	47,294
Non-current liabilities
Loan-term debt	40,939	50,688
Lease liabilities	791	573
Other liabilities	21	84
Total non-current liabilities	41,751	51,345
Total liabilities	78,612	98,639
Equity
Share capital, warrants and subscription receipts	363,927	363,927
Contributed surplus	26,790	23,178
Deficit	(416,887)	(408,659)
Accumulated other comprehensive income	898	684
Total equity	(25,272)	(20,870)
Total liabilities and equity	$ 53,340	$ 77,769